Note 18 - Leases - Summary of Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Right-of-use assets					$ 1,701	$ 494	$ 247
Operating lease liabilities	$ 600	$ 500	$ 1,900	$ 1,400	314	54	51
Total lease expense			$ 2,112	$ 1,475	$ 2,015	$ 548	$ 298